Operating Loss - Schedule of Operating Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Losses [Abstract]
License fee		$ 563
Depreciation of Property, plant and equipment	12	7	1
Depreciation (Right-of-use asset)	112	89	50
Foreign exchange (gains)/losses	$ 158	$ 1,519	$ (3,183)